Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net income		€ 215,510	€ 6,278	[1]	€ 37,312	[1]
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment		55,596	42,122	[1]	36,456	[1]
Amortisation of intangible assets		12,012	13,936	[1]	12,349	[1]
Depreciation of current assets		2,791	160	[1]	1,254	[1]
Impairment of intangible assets		683	3,244	[1]	10,272	[1]
Impairment of goodwill		0	0	[1]	1,647	[1]
Stock compensation expense		7,805	5,285	[1]	3,649	[1]
Non-cash foreign exchange loss		8,565	0	[1]	59	[1]
Interest income/expense		9,827	6,269	[1]	5,224	[1]
Loss on sale of financial assets		198	43	[1]
Gain on sale of financial assets		(24)	(70)	[1]	(32)	[1]
Share of the result and impairment of investments of associates accounted for using the equity method		28,433	17,274	[1]	2,210	[1]
Purchase price adjustments of associates accounted for using the equity method		0	(6,839)	[1]
Fair value adjustments on long-term investments		(223,791)	(1,500)	[1]	(80)	[1]
Loss on sale of property, plant and equipment		147	50	[1]	139	[1]
Gain on sale of property, plant and equipment		(5)	(51)	[1]	0	[1]
Deferred tax expense (benefit)		5,066	7,497	[1]	6,735	[1]
Decrease (increase) in:
Accounts receivables		(48,032)	(4,178)	[1]	(32,475)	[1]
Inventories		(11,653)	(3,631)	[1]	(1,364)	[1]
Other assets		(28,999)	(25,851)	[1]	(5,059)	[1]
Other tax assets		(18,932)	(13,836)	[1]	(16,856)	[1]
Increase (decrease) in:
Accounts payable		31,341	2,165	[1]	(2,029)	[1]
Contract liabilities and deferred income		63,083	(14,618)	[1]	(14,684)	[1]
Provisions		(8,060)	4,879	[1]	3,842	[1]
Current income taxes payable		18,850	15,486	[1]	12,349	[1]
Other liabilities		121	2,677	[1]	(12,622)	[1]
Cash received during the year for:
Interest		1,106	1,191	[1]	827	[1]
Taxes		17,644	11,428	[1]	6,911	[1]
Cash paid during the year for:
Interest		(5,429)	(3,465)	[1]	(4,490)	[1]
Taxes		(11,616)	(21,224)	[1]	(9,328)	[1]
Net cash provided by operating activities		122,237	44,721	[1]	42,216	[1]
Cash flows from investing activities:
Purchase of current investments		(123,696)	(70,932)	[1]	(25,010)	[1]
Purchase of investments in affiliated companies net of cash acquired	[1]		(10,929)		(40,297)
Purchase of investments in associated companies and other long-term investments		(20,680)	(22,703)	[1]	(11,699)	[1]
Purchase of property, plant and equipment		(118,943)	(99,072)	[1]	(31,322)	[1]
Purchase of intangible assets	[1]				(583)
Issue of convertible loan		(7,376)	(6,242)	[1]
Payment of subsequent contingent considerations		(410)			(149)	[1]
Proceeds from sale of current investments		27,250	54,789	[1]	22,426	[1]
Net cash used in investing activities		(243,855)	(155,089)	[1]	(86,634)	[1]
Cash flows from financing activities:
Proceeds from capital increase		403,126	249,972	[1]
Proceeds from option exercise		1,196	1,592	[1]	1,901	[1]
Proceeds from loans		30,791	21,539	[1]	292,305	[1]
Repayment of lease obligation		(20,665)	(20,174)	[1]	(12,904)	[1]
Repayment of loans		(16,018)	(6,520)	[1]	(70,039)	[1]
Net cash provided by (used in) financing activities		398,430	246,409	[1]	211,263	[1]
Net increase (decrease) in cash and cash equivalents		276,812	136,041	[1]	166,845	[1]
Exchange rate difference		(66)	9,505	[1]	1,134	[1]
Cash and cash equivalents at beginning of year	[1]	422,580	277,034		109,055
Cash and cash equivalents at end of the period		699,326	422,580	[1]	277,034	[1]
Supplemental schedule of non-cash activities:
Additions to leases		€ 14,292	€ 68,044	[1]	€ 7,545	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”